Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Bank Loans and Notes Payables	Bank Loans and Notes Payables

Expressed in millions of Mexican pesos. (1)	2025	2026	2027	2028	2029	2030 and following years	Carrying value as of December 31, 2024	Fair value as of December 31, 2024	Carrying value as of December 31, 2023

Short- term debt:
Fixed rate debt:
Colombian pesos
Bank loans	345	—	—	—	—	—	345	345	—
Interest rate	10.39%						10.39%		—
Argentine pesos
Bank loans	638	—	—	—	—	—	638	638	73
Interest rate	50.11%						50.11%		130.00%
Uruguayan pesos
Bank loans	46	—	—	—	—	—	46	46	—
Interest rate	10.75%						10.75%
Euros
Bank loans	—	—	—	—	—	—	—	—	15
Interest rate									17.60%
Subtotal	1,029	—	—	—	—	—	1,029	1,029	88
Variable rate debt:
Colombian pesos
Bank loans	414	—	—	—	—	—	414	414	—
Interest rate	10.36%						10.36%
Short- term debt	1,443	—	—	—	—	—	1,443	1,443	88

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bonds (2)	—	—	—	—	—	43,504	43,504	39,586	36,352
Interest rate						3.06%	3.06%		3.05%
Bank loans	138	—	—	—	—	—	138	138	140
Interest rate	6.73%						6.73%		6.74%
Mexican pesos
Senior notes	—	—	8,495	9,961	5,492	—	23,948	22,490	23,946

Expressed in millions of Mexican pesos. (1)	2025	2026	2027	2028	2029	2030 and following years	Carrying value as of December 31, 2024	Fair value as of December 31, 2024	Carrying value as of December 31, 2023
Interest rate	—	—	7.87%	7.36%	9.95%	0.00%	8.13%		8.13%
Brazilian reais
Bank loans	—	—	—	—	—	—	—	—	21
Interest rate									6.90%
Subtotal	138	—	8,495	9,961	5,492	43,504	67,590	62,214	60,459
Variable rate debt:
Mexican pesos
Senior notes	1,727	2,928	—	—	—	—	4,655	4,659	4,653
Interest rate	10.53%	10.45%					10.48%		11.57%
Brazilian reais
Bank loans	6	3	—	—	—	—	9	8	14
Interest rate	9.08%	9.08%					9.08%		8.88%
Subtotal	1,733	2,931	—	—	—	—	4,664	4,667	4,667
Long term debt	1,871	2,931	8,495	9,961	5,492	43,504	72,254	66,881	65,126
Current portion of long term debt	1,871	—	—	—	—	—	1,871	—	52
Long- term debt	—	2,931	8,495	9,961	5,492	43,504	70,383	66,881	65,074

(1) All interest rates shown in this table are weighted average contractual annual rates.
(2) Interest rate derivatives that have been designated as fair value hedge relationships have been used by the Company to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “market value gain (loss) in financial instruments” in the period in which they occur. Since 2022, the Company is applying fair value hedging to the hedged portion of the Senior Notes of US$705, which are linked to an interest rate swap. The hedging gain or loss will adjust the carrying amount of the hedged item and will be recognized in the consolidated income statements under “market value gain (loss) in financial instruments”. For the years ended on December 31, 2024, and 2023, the Company recorded in the consolidated income statements a gain of Ps. 383 and a loss of Ps. 371, respectively. As of December 31, 2024, and 2023 the carrying value of the Senior Note of US$705 is being reduced by an amount of Ps. 1,659 and 1,277 respectively, stemming from the impacts of fair value hedging.

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2024 and 2023, which is considered to be level 1 in the fair value hierarchy.
For the years ended December 31, 2024, 2023 and 2022, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2024	2023	2022
Interest on debts and borrowings	Ps. 4,361	Ps. 4,215	Ps. 4,104
Finance charges for employee benefits (See Note 15.4)	305	297	286
Derivative instruments (Interest)	2,147	2,086	1,706
Interest expense for leases (See Note 9)	349	278	132
Finance operating charges	370	226	272
	Ps. 7,532	Ps. 7,102	Ps. 6,500

The Company has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87%, ii) Ps. 1,727 (nominal amount) with a maturity date in 2025 and floating interest rate of Equilibrium Interbank Interest Rate (TIIE) + 0.08%, iii) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, iv) Ps. 6,965 (nominal amount) on a Sustainability-Linked Bond (“SLB”) with a maturity date in 2028 and fixed rate of 7.36%, and v) Ps. 2,435 (nominal amount) on an SLB with a maturity date in 2026 and floating rate of TIIE + 0.05%, vi) Ps.5,500 (nominal amount) with a maturity date in 2029 and a fixed rate of 9.95%, vii) Ps. 500 (nominal amount) with a maturity date in 2026 and a floating rate of TIIE + 0.05% and b) registered with the SEC: i) Senior notes of US. $ 1,041 with interest at a fixed rate of 2.75% and maturity date on January 22, 2030, ii) Senior notes of US. $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $ 489 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by the Company´s subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”).

In September 2021, the Company issued the first SLB in the Mexican Market on a dual-tranche transaction for an amount of Ps. 9,400; such bonds were used to prepay bank loans in Mexico with maturity dates in 2025 and 2026. The bond’s interest rate depends on the Company achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents (2024 and 2026), the interest rate on the bonds will increase by 25 basis points. As of December 31, 2024 based on our external consulting firm review and the evidence presented by the Company, the indicator was met and was reliably obtained, is fairly presented, has no significant deviations or omissions, and was prepared based on the requirements set forth in the supplement to the notes.

During 2022, the Company repurchased a portion of the following notes registered with the SEC i) Senior notes of US. $ 209 with maturity date on January 2030, and ii) Senior notes of US. $111 with maturity date on November 2043, representing a net savings of Ps. 408 (nominal amounts). The amounts shown on the first paragraph already consider these repurchases

Additionally, during 2022, the Company issued a social and sustainable bond in the Mexican Market on a dual-tranche transaction for an amount of Ps. 6,000.

During the second quarter of 2023, the Company paid on the maturity date May 12, 2023 a Certificado Bursátil for i) Ps. 7,500 (nominal value) and a fixed interest rate of 5.46%

Additionally, during 2024 and 2023, the Company obtained bank loans in Argentina for Ps. 657 and 73 respectively.
17.1 Reconciliation of liabilities arising from financing activities.

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2023	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2024
Short-term bank loans	Ps. 88	Ps. —	Ps. 1,394	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (39)	Ps. 1,443
Total short-term from financing activities	Ps. 88	Ps. —	Ps. 1,394	Ps. —	Ps. —	Ps. —	Ps. —	Ps. (39)	Ps. 1,443
Long-term bank loans	175	(28)	—	—	—	—	—	—	147
Long-term notes payable	64,951		—	—	(3)	(383)	7,542	—	72,107
Total long-term from financing activities	Ps. 65,126	Ps. (28)	Ps. —	Ps. —	Ps. (3)	Ps. (383)	Ps. 7,542	Ps. —	Ps. 72,254

Lease liabilities	Ps. 2,521	Ps. (856)	Ps. —	Ps. 1,046	Ps. 464	Ps. —	Ps. 11	Ps. (2)	Ps. 3,184

Total from financing activities	Ps. 67,735	Ps. (884)	Ps. 1,394	Ps. 1,046	Ps. 461	Ps. (383)	Ps. 7,553	Ps. (41)	Ps. 76,881

		Cash flows		Non-cash impact
	Carrying Value at December 31, 2022	Repayments	Proceeds	New leases	Others	Fair value in Hedge Instruments	Foreign Exchange movement	Translation Effect	Carrying Value at December 31, 2023
Short-term bank loans	Ps. —	Ps. (1)	Ps. 87	Ps. —	Ps. —	Ps. —	Ps. 24	Ps. (22)	Ps. 88
Total short-term from financing activities	Ps. —	Ps. (1)	Ps. 87	Ps. —	Ps. —	Ps. —	Ps. 24	Ps. (22)	Ps. 88
Long-term bank loans	1,152	(900)	64	—	—	—	152	(293)	175
Long-term notes payable	77,517	(7,500)	—	—	78	371	(5,515)		64,951
Total long-term from financing activities	Ps.78,669	Ps.(8,400)	Ps.64	Ps.—	Ps.78	Ps.371	Ps.(5,363)	Ps.(293)	Ps.65,126

Lease liabilities	Ps. 2,135	Ps. (690)	Ps. —	Ps. 586	Ps. 538	Ps. —	Ps. (20)	Ps. (28)	Ps. 2,521

Total from financing activities	Ps. 80,804	Ps. (9,091)	Ps. 151	Ps. 586	Ps. 616	Ps. 371	Ps. (5,359)	Ps. (343)	Ps. 67,735